UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number 811-02857

Name of Fund:  Merrill Lynch Bond Fund, Inc.

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:
       Terry K. Glenn, President, Merrill Lynch Bond Fund, Inc.,
       800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 09/30/2004

Date of reporting period: 07/01/03 - 06/30/04

Item 1 - Proxy Voting Record

The information contained herein discloses the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a) The name of the issuer of the portfolio security;

(b) The exchange ticker symbol of the portfolio security;

(c) The Council on Uniform Securities Identification Procedures
("CUSIP") number for the portfolio security;

(d) The shareholder meeting date;

(e) A brief identification of the matter voted on;

(f) Whether the matter was proposed by the issuer or by a security holder;

(g) Whether the registrant cast its vote on the matter;

(h) How the registrant cast its vote; and

(i) Whether the registrant cast its vote for or against management.


******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-02857
Reporting Period: 07/01/2003 - 06/30/2004
Merrill Lynch Bond Fund, Inc.









============= MERRILL LYNCH BOND FUND, INC.: HIGH INCOME PORTFOLIO =============


DOMAN INDUSTRIES LTD.

Ticker:       DOM.A          Security ID:  257039AB3
Meeting Date: JUN 4, 2004    Meeting Type: Written Consent
Record Date:  MAY 4, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1      APPROVAL OF THE PLAN                     None                 Management
1     Approve Plan of Compromise and            For       For        Management
      Arrangement


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DOMAN INDUSTRIES LTD.

Ticker:       DOM.A          Security ID:  257039AB3
Meeting Date: JUN 4, 2004    Meeting Type: Written Consent
Record Date:  MAY 4, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1      APPROVAL OF THE PLAN                     None                 Management
1     Approve Plan of Compromise and            For       For        Management
      Arrangement


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GB HOLDINGS, INC.

Ticker:       GBH            Security ID:  36150A109
Meeting Date: JUL 9, 2003    Meeting Type: Annual
Record Date:  JUN 23, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Carl C. Icahn              For       Withhold   Management
1.2   Elect Director Martin Hirsch              For       For        Management
1.3   Elect Director John P. Saldarelli         For       For        Management
1.4   Elect Director Michael L. Ashner          For       For        Management
1.5   Elect Director Harold First               For       For        Management
1.6   Elect Director Auguste E. Rimpel, Jr.     For       For        Management
2     Ratify Auditors                           For       For        Management


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NTL INCORPORATED

Ticker:       NTLI           Security ID:  62940M104
Meeting Date: MAY 6, 2004    Meeting Type: Annual
Record Date:  MAR 22, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Jeffrey D. Benjamin       For       For        Management
1.2   Elect  Director David Elstein             For       For        Management
2     Ratify Auditors                           For       For        Management
3     Amend Omnibus Stock Plan                  For       For        Management
4     Approve Executive Incentive Bonus Plan    For       For        Management
5     Approve Share Plan Grant                  For       For        Management


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PTV INC.

Ticker:       PTVI           Security ID:  62940R103
Meeting Date: JAN 27, 2004   Meeting Type: Special
Record Date:  DEC 9, 2003

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Approve Reverse Stock Split               For       Against    Management
2     Change Company Name                       For       For        Management


Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Bond Fund, Inc.

By:    /s/ Terry K. Glenn
       Terry K. Glenn,
       President of Merrill Lynch Bond Fund, Inc.

Date: August 10, 2004